Summary of Significant Accounting Policies (Details) - Schedule of minimum future rental income	Dec. 31, 2021 USD ($)
Schedule Of Minimum Future Rental Income Abstract
Year Ended December 31, 2022	$ 1,513,334
Thereafter
Total	$ 1,513,334